Dividends on Ordinary Shares - Disclosure of Dividends on Ordinary Shares Declared and Paid (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 4.37	£ 0.42	£ 1.02
Dividends	£ 1,358	£ 129	£ 315
First interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 0.90	£ 0.42	£ 0.53
Dividends	£ 281	£ 129	£ 164
Second interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 3.47	£ 0	£ 0.49
Dividends	£ 1,077	£ 0	£ 151